Share Capital - Narrative (Details)	12 Months Ended
Jun. 30, 2025 vote_per_share
Class B ordinary shares
Disclosure of classes of share capital [line items]
Number of votes per share	10
Class A ordinary shares
Disclosure of classes of share capital [line items]
Number of votes per share	1